LEASE	6 Months Ended
Jun. 30, 2024
LEASE
LEASE

8.           LEASE

The Group leases offices space under non-cancelable operating leases, with terms ranging from one to three years. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Group uses the rate implicit in the lease to discount lease payments to present value; however, most of the Group’s leases do not provide a readily determinable implicit rate. Therefore, the Group discount lease payments based on an estimate of its incremental borrowing rate.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,	As of June 30,
	2023	2024
		(unaudited)
Right-of-use assets	$2	$—

Lease liabilities - current	$6	$—
Lease liabilities - non-current	—	—
Total lease liabilities	$6	$—

For the six months ended June 30, 2023 and 2024, the Group incurred lease expenses as follows.

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Operating lease cost	$8	$2